Capital Stock - Schedule of Outstanding and Exercisable Stock Purchase Warrants (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Number of Shares Granted		3,609,822		4,542,338
Warrants [Member]
Number of Shares, Outstanding Beginning	8,143,115	5,262,338	8,872,160	720,000
Number of Shares Granted	503,101	3,609,822	4,233,274	4,542,338
Number of Shares Exercised			(1,987,519)
Number of Shares Forfeited or Cancelled			(2,974,800)
Number of Shares Outstanding Ending	8,646,216	8,872,160	8,143,115	5,262,338
Number of Shares Exercisable	8,646,216	8,872,160	8,143,115	5,262,338
Weighted Average Exercise Price Outstanding Beginning	$ 2.09	$ 2.50	$ 2.23	$ 2.22
Weighted Average Exercise Price Granted	2.36	2.42	2.23	2.23
Weighted Average Exercise Price Exercised			2.41
Weighted Average Exercise Price Forfeited or Cancelled			2.47
Weighted Average Exercise Price Outstanding Ending	2.11	2.23	2.09	2.50
Weighted Average Exercise Price Exercisable	$ 2.11	$ 2.23	$ 2.09	$ 2.43
Weighted Average Life Remaining (years) Outstanding Beginning	4 years 4 months 6 days	1 year 9 months 7 days	2 years 11 months 19 days	1 year 11 months 12 days
Weighted Average Life Remaining (years), Granted	4 years 9 months 18 days	5 years 1 month 16 days	4 years 7 months 13 days	1 year 10 months 25 days
Weighted Average Life Remaining (years) Outstanding Ending	4 years 1 month 16 days	2 years 11 months 19 days	4 years 4 months 6 days	1 year 9 months 7 days
Weighted Average Life Remaining (years), Exercisable	4 years 1 month 16 days	2 years 11 months 19 days	4 years 4 months 6 days	1 year 9 months 7 days